May 4, 2009	Matthew Gaarder-Wang

(415) 315-6302 matthew.gaarder@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Mr. James O’Connor

100 F Street, N.E.

Washington, D.C. 20549

Re:	RS Investment Trust (the “Trust”) (File Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive forms of (i) the Prospectus dated May 1, 2009 relating to the Class A, Class B, Class C, and Class K shares of RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, RS Investors Fund, RS Global Natural Resources Fund, RS Small Cap Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund, RS Growth Fund, RS Technology Fund, RS Small Cap Equity Fund, RS International Growth Fund, RS Emerging Markets Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund, RS Tax-Exempt Fund, RS Money Market Fund, and RS S&P 500 Index Fund, each a series of the Trust, (ii) the Prospectus dated May 1, 2009 relating to the Class Y shares of RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, RS Investors Fund, RS Global Natural Resources Fund, RS Small Cap Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund, RS Growth Fund, RS Technology Fund, RS Small Cap Equity Fund, RS International Growth Fund, RS Emerging Markets Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Bond Fund, and RS Tax-Exempt Fund, each a series of the Trust, (iii) the Prospectus dated May 1, 2009 relating to the Class A, Class C, Class K, and Class Y shares of RS Equity Dividend Fund, a series of the Trust, (iv) the Prospectus dated May 1, 2009 relating to the Class A, Class B, Class C, and Class K shares of RS Large Cap Value Fund, a series of the Trust, (v) the Prospectus dated May 1, 2009 relating to the Class A, Class C, Class K, and Class Y shares of RS Smaller Company Growth Fund, a series of the Trust, and (vi) the Statement of Additional Information dated May 1, 2009 relating to each of the 22 series of the Trust that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 75 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 77 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on April 30, 2009, and became effective May 1, 2009.

Securities and Exchange Commission	- 2 -	May 4, 2009

Please direct any questions to the undersigned at (415) 315-6302. Thank you.

Sincerely,

/S/ MATTHEW GAARDER-WANG

Matthew Gaarder-Wang

cc:	Benjamin Douglas, Esq. Timothy W. Diggins, Esq. Elizabeth J. Reza, Esq.